Cash and balances with the Brazilian Central Bank (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents	R$ 20,127,364	R$ 19,463,587	R$ 20,642,321
Of which:
Cash	4,877,849	4,235,096	4,661,348
Money market investments	0	0	0
Cash and Foreign currency application abroad	15,249,515	15,228,491	15,980,973
Total	R$ 20,127,364	R$ 19,463,587	R$ 20,642,321